Average Annual Total Returns (Vanguard Developed Markets Index Fund Retail)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Investor Shares 1/1/2014 - 12/31/2014	FTSE Developed ex North America Index Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	FTSE Developed ex North America Index Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Developed ex North America Index Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.66%)	(5.82%)	(6.62%)	(2.68%)	(4.85%)	(4.85%)	(4.85%)
Five Years	5.29%				5.50%		5.33%
Ten Years	4.51%				4.90%		4.43%
Since Inception		(2.54%)	(3.33%)	(0.82%)		(1.76%)